Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Critical accounting estimates and judgments
Critical accounting estimates and judgments
The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgment in applying the accounting policies. The key areas involving a higher degree of judgment or complexity, or areas where assumptions are significant to the consolidated financial statements are highlighted under the relevant note. Critical accounting estimates and judgments are listed below:

a)	Discounts and trade marketing expense
Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Each customer has a unique agreement that is governed by a combination of observable and unobservable performance conditions.
At each financial year end date any discount incurred but not yet invoiced is estimated, based on historical trends and rebate contracts with customers, and accrued as ‘trade terms’. The balance of the reduction in trade receivables for trade terms as of December 31, 2017 is disclosed in Note 18.
In certain cases the estimate for discounts requires the use of forecast information for future trading periods and so there arises a degree of estimation uncertainty. These estimates are sensitive to variances between actual results and forecasts. The current accruals reflect the Company’s best estimate of these forecasts.
Trade marketing expense is comprised of amounts paid to retailers for programs designed to promote Company products. The ultimate costs of these programs can depend upon retailer performance and is the subject of significant management estimates. The Company records as a reduction in revenue, the estimated ultimate cost of the program in the period during which the program occurs and is based upon the programs offered, timing of those offers, estimated retailer performance based on history, management’s experience and current economic trends.

b)	Business combinations
The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves judgment over whether intangible assets can be separately identified as well as an estimate of fair value of all assets and liabilities acquired. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions. These estimates are based on information available on the acquisition date and assumptions that have been deemed reasonable by management. The following judgments, estimates and assumptions can materially affect our financial position and profit:

•	The fair value of intangible and tangible assets that are subject to depreciation or amortization in future periods.

•	Future changes to the assumptions used in estimating the value of assets and liabilities may result in additional expenses or income.

c)	Carrying value of goodwill and brands
Determining whether goodwill and brands are impaired requires an estimation of the value in use of the cash generating unit to which goodwill and brands have been allocated. The value in use calculation requires the entity to estimate the future cash flows expected to arise from the cash generating unit and a suitable discount rate in order to calculate present value. Details of impairment reviews are provided in Note 13.

d)	Employee benefit obligation
The Group operates a number of defined benefit pension schemes and post-employment benefit schemes which are valued by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. Each Scheme has an actuarial valuation performed and is dependent on a series of assumptions See Note 23 for details of these assumptions and a sensitivity analysis on material assumptions.

e)	Uncertain tax positions
Where tax exposures can be quantified, an accrual for uncertain tax positions is made based on best estimates and management’s judgments with regard to the amounts expected to be paid to the relevant tax authority. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to these accruals. The factors considered include the progress of discussions with the tax authorities and the level of documentary support for historical positions taken by previous owners.

f)	Onerous contracts
Where the costs of fulfilling a contract exceed the economic benefits that the Company expects to receive from it, an onerous contract provision is recognized for the net unavoidable costs. In estimating the net unavoidable costs, management estimate foreseeable income that may be received and offset this against the minimum future cash outflows from fulfilling the contract. All cash flows are discounted at an appropriate discount rate.
Estimating future income is highly judgmental and is based on management’s best estimate. Onerous contracts are presented as provisions in Note 24.

g)	Fair value of derivative financial instruments.
Note 34 includes details of the fair value of the derivative instruments that the Company holds at each balance sheet period. Management has estimated the fair value of these instruments by using valuations based on discounted cash flow calculations.

h)	Share-based payments
At the end of each reporting period, the Company, in estimating its share-based payment charge, assesses and revises its estimates of the number of interests that are expected to vest based on the non-market vesting conditions. Note 8b contains details of these assumptions and of the valuation model used.